Segment Information - Schedule of Adjusted Depreciation and Amortization (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization			$ 15.6	$ 17.9	$ 18.1
Less: Amount included in purchase accounting and related adjustments			(5.1)	(5.7)	(5.7)
Adjusted depreciation and amortization	$ 3.6	$ 2.8	10.5	12.2	12.4
Depreciation and amortization	4.6	4.2	$ 15.6	$ 17.9	$ 18.1
Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted depreciation and amortization	3.6	2.8
Purchase accounting and related adjustments | Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	$ (1.0)	$ (1.4)